Business Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Business Organization [Abstract]
Business Organization

Note 1 - Business Organization

CohBar, Inc. (“CohBar” or the “Company”) is an innovative biotechnology company and a leader in the research and development of mitochondria based therapeutics (MBTs), an emerging class of drugs with the potential to treat a wide range of diseases associated with aging and metabolic dysfunction, including obesity, fatty liver disease (NAFLD) and non-alcoholic steatohepatitis (NASH), type 2 diabetes mellitus (T2D), cancer, atherosclerosis, cardiovascular disease, and neurodegenerative diseases such as Alzheimer’s.

The Company’s primary activities include research and development of its MBT pipeline, securing intellectual property protection, managing collaborations with contract research organizations (“CROs”) and academic institutions and raising capital. To date, the Company has not generated any revenues from operations and does not expect to generate any revenues in the near future. The Company has financed its operations primarily with proceeds from sales of its equity securities, including its initial public offering (“IPO”), private placements and the exercise of outstanding warrants and stock options.

The unaudited interim condensed financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (“SEC”). They do not include all information and footnotes required by U.S. GAAP for complete financial statements. Except as disclosed herein, there have been no material changes in the information disclosed in the notes to the financial statements for the year ended December 31, 2016, included in the Company’s Annual Report on Form 10-K (the “2016 Form 10-K”), filed with the SEC on March 31, 2017. The interim unaudited condensed financial statements should be read in conjunction with those audited financial statements included in the 2016 Form 10-K. In the opinion of management, all adjustments considered necessary for fair presentation, consisting solely of normal recurring adjustments, have been made. Operating results for the three and six month periods ended June 30, 2017 are not necessarily indicative of the results that may be expected for the year ending December 31, 2017, or any other period.

Note 1 - Business Organization and Nature of Operations

CohBar, Inc. (“CohBar” or the “Company”) is an innovative biotechnology company and a leader in the research and development of mitochondria based therapeutics (MBTs), an emerging class of drugs with the potential to treat a wide range of diseases associated with aging and metabolic dysfunction, including obesity, fatty liver disease (NAFLD) and non-alcoholic steatohepatitis (NASH), type 2 diabetes mellitus (T2D), cancer, atherosclerosis, cardiovascular disease, and neurodegenerative diseases such as Alzheimer’s.

The Company’s primary activities include research and development of its MBT pipeline, securing intellectual property protection, managing collaborations with contract research organizations (“CROs”) and academic institutions, expanding its scientific leadership and raising capital. To date, the Company has not generated any revenues from operations and does not expect to generate any revenues in the near future and has funded its business with the proceeds of an initial public offering (“IPO”), private placements of equity and debt securities and the exercise of outstanding warrants.